PREPAYMENTS - Summary of Prepayments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current prepayments and current accrued income including current contract assets [abstract]
Prepaid operating expenses	$ 1.9	$ 1.7	$ 1.2
Prepaid bareboat hire	0.2	2.8	0.8
Prepaid customer contract assets	1.6	2.4	2.5
Vessel lease extinguishment prepayment	29.1	0.0	0.0
Other prepayments	6.3	5.3	10.7
Balance as of December 31	$ 39.1	$ 12.2	$ 15.2